Other Expense (Income), Net - Other Expense (Income), Net (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Components of Other Expense (Income), Net [Line Items]
Other expense (income), net		$ 30	$ (166)
North America [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on disposal			(136)
Pension settlement	$ 13	13
Other expense (income), net		13	(136)
Europe [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on disposal			(57)
Other expense (income), net		17	(30)
Restructuring charges		$ 17	$ 27